Segment reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)		Dec. 31, 2017	Jan. 01, 2019 USD ($)
Disclosure of operating segments [line items]
Right-of-use assets (Note 8)	$ 58,908	$ 0	[1]		$ 87,598
Number of operating segments | segment	2
Lease liabilities	$ 75,600				$ 105,268
Tankers
Disclosure of operating segments [line items]
Contract duration of project (less than)	2 years
One client | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue	7.00%	7.00%		10.00%

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.